Segment Data - Summary of Segment Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total net sales	$ 17,522,234	$ 16,831,605	$ 14,396,442
Intangible asset amortization	(92,206)	(83,489)	(46,384)
Total other unallocated amounts	(170,072)	(34,930)	(36,650)
Income before income taxes	859,283	994,638	930,647
Other unallocated amounts:
Restructuring costs	(100,023)	0	0
Special termination costs	(42,757)	0	0
Realized currency and other divestiture losses	(34,701)	0	0
Gain on equity investment	38,663	0	0
Transaction and other costs	(31,254)	(34,930)	(36,650)
Total assets	14,645,629	12,683,040	12,412,381
Total depreciation and amortization	257,263	227,584	152,808
Total capital expenditures	277,873	226,506	148,726
Total net property, plant and equipment	1,173,688	994,654	903,632
United States
Segment Reporting Information [Line Items]
Total net sales	12,226,381	12,083,120	11,392,499
Other unallocated amounts:
Total net property, plant and equipment	763,746	693,683	614,473
Europe
Segment Reporting Information [Line Items]
Total net sales	2,223,498	1,860,912	256,364
Other unallocated amounts:
Total net property, plant and equipment	153,357	110,184	96,857
Canada
Segment Reporting Information [Line Items]
Total net sales	1,614,659	1,565,393	1,467,182
Other unallocated amounts:
Total net property, plant and equipment	103,320	91,195	90,700
Australasia
Segment Reporting Information [Line Items]
Total net sales	1,369,361	1,193,148	1,162,122
Other unallocated amounts:
Total net property, plant and equipment	147,457	95,578	95,299
Mexico
Segment Reporting Information [Line Items]
Total net sales	88,335	129,032	118,275
Other unallocated amounts:
Total net property, plant and equipment	5,808	4,014	6,303
Automotive | Australasia
Segment Reporting Information [Line Items]
Total net sales	1,157,357	1,193,148	1,162,122
Industrial | Australasia
Segment Reporting Information [Line Items]
Total net sales	212,004	0	0
Operating Segments
Segment Reporting Information [Line Items]
Total segment profit	1,353,781	1,343,374	1,162,947
Operating Segments | Automotive
Segment Reporting Information [Line Items]
Total net sales	10,993,902	10,533,021	8,591,430
Total segment profit	831,951	856,014	722,493
Other unallocated amounts:
Total assets	7,376,408	6,248,117	6,146,919
Total depreciation and amortization	122,905	105,238	71,405
Total capital expenditures	227,420	198,910	118,181
Operating Segments | Industrial
Segment Reporting Information [Line Items]
Total net sales	6,528,332	6,298,584	5,805,012
Total segment profit	521,830	487,360	440,454
Other unallocated amounts:
Total assets	1,993,457	1,792,662	1,648,761
Total depreciation and amortization	17,577	14,518	13,446
Total capital expenditures	39,003	21,783	28,566
Segment Reconciling Items
Segment Reporting Information [Line Items]
Interest expense, net	(91,405)	(93,281)	(38,586)
Corporate expense	(140,815)	(137,036)	(110,679)
Intangible asset amortization	(92,206)	(83,489)	(46,385)
Other unallocated amounts:
Total assets	3,785,616	3,374,718	3,383,164
Total depreciation and amortization	92,206	83,489	46,021
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total other unallocated amounts	(170,072)	(34,930)	(36,650)
Other unallocated amounts:
Realized currency and other divestiture losses	(34,701)	0	0
Total assets	527,126	297,282	256,744
Total depreciation and amortization	24,575	24,339	21,936
Total capital expenditures	11,450	5,813	1,979
Discontinued Operations
Other unallocated amounts:
Total assets	$ 963,022	$ 970,261	$ 976,793